Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 104,933	$ 48,172
Accounts receivable, net (Note 3)	4,099	6,293
Restricted cash, current (Note 7)	500	0
Inventories	2,499	949
EU allowances (Note 3)	198	198
Prepaid expenses and other assets	2,947	2,398
Vessels held for sale (Note 6)	51,477	0
Total current assets	166,653	58,010
FIXED ASSETS:
Advances for vessels under construction and other vessels' costs (Note 5)	50,399	48,725
Vessels, net (Note 6)	456,362	449,689
Property and equipment, net	312	58
Total fixed assets	507,073	498,472
NON-CURRENT ASSETS:
Restricted cash, non-current (Note 7)	500	1,089
Right of use asset under operating leases	14	67
Deferred charges, net (Note 6)	585	2,215
Total non-current assets	1,099	3,371
Total assets	674,825	559,853
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing costs (Note 7)	22,924	12,391
Accounts payable, trade and other	3,151	3,408
Due to related parties (Note 4)	$ 282	$ 17
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities (Note 7)	$ 9,273	$ 9,226
Deferred revenue (Note 3)	5,952	0
Lease liabilities, current	14	67
EU allowances liability, current (Note 3)	1,077	1,077
Total current liabilities	42,673	26,186
LONG-TERM LIABILITIES:
Long-term debt, net of unamortized deferred financing costs (Note 7)	141,302	114,799
Bonds, net of unamortized premiums, discounts and deferred financing costs (Note 7)	145,808	95,142
Other liabilities, non-current	274	262
EU allowances liability, non- current (Note 3)	1,365	0
Commitments and contingencies (Note 8)
Fair value of warrants' liability (Note 9)	24	30
Total long-term liabilities	288,773	210,233
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, 0 and 50,726 Series B, and 1,423,912 and 1,423,912 Series C issued and outstanding as at June 30, 2026, and December 31, 2025, respectively (Note 9)	14	15
Common stock, $0.01 par value; 500,000,000 shares authorized; 12,432,158 and 12,432,158 issued and outstanding as at June 30, 2026, and December 31, 2025, respectively (Note 9)	124	124
Additional paid-in capital (Note 9)	530,563	534,269
Other comprehensive income	102	102
Accumulated deficit	(187,424)	(211,076)
Total stockholders' equity	343,379	323,434
Total liabilities and stockholders' equity	$ 674,825	$ 559,853